Note 6 - Other Assets	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Other Assets Disclosure [Text Block]
6—
OTHER ASSETS

Other assets consist of the following:

	December 31,
	2019	2018
Prepaid expenses, current portion	447	382
Total	447	382

Prepaid expenses mainly consist of rental and future congresses expenses.